BORROWINGS - Type of short-term (Details) - CNY (¥)	Sep. 30, 2020	Dec. 31, 2019
Short-term Debt	¥ 10,145,388,468	¥ 9,047,249,911
Credit Loans [Member]
Short-term Debt	1,861,055,912
Letter of Credit [Member]
Short-term Debt	2,494,501,696
Guaranteed by JinkoSolar Holding [Member]
Short-term Debt	1,886,453,211
Guaranteed by JinkoSolar Holding and Jiangxi Jinko [Member]
Short-term Debt	130,000,000
Guaranteed by Jinkosolar Holding and Shareholders [Member]
Short-term Debt	18,504,713
Guaranteed by Jiangxi Jinko [Member]
Short-term Debt	260,303,899
Guaranteed by Zhejiang Jinko [Member]
Short-term Debt	762,731,200
Collateralized on Jiangxi Jinko's Account receivables [Member]
Short-term Debt	533,642,741
Collateralized on Zhejiang Jinko's Account receivables [Member]
Short-term Debt	38,000,000
Collateralized on bank deposits of Jinko USA [Member]
Short-term Debt	68,418,860
Collateralized on the Group's inventory [Member]
Short-term Debt	74,400,000
Financings Associated With Failed Sale Lease Back Transactions [Member]
Short-term Debt	473,357,366
Guaranteed and collateralized on buildings, equipment and other assets of the Group [Member]
Short-term Debt	¥ 1,544,018,870